N-4	Jul. 24, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001021330
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
Portfolio Company	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)
Fidelity® Variable Insurance Products High Income Portfolio - Initial Class	0.82%	None	0.82%

Portfolio Companies [Table Text Block]
Portfolio Company	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)
Fidelity® Variable Insurance Products High Income Portfolio - Initial Class	0.82%	None	0.82%

Fidelity® Variable Insurance Products High Income Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products High Income Portfolio - Initial Class
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%